AB Institutional Funds, Inc.

AB Global Real Estate Investment Fund II

Portfolio of Investments

July 31, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.5%
Equity Real Estate Investment Trusts (REITs) – 82.8%
Data Center REITs – 8.7%
Blackstone Digital Infrastructure Trust, Inc.(a)	42,517	$884,779
Digital Realty Trust, Inc.	37,699	7,107,015
Equinix, Inc.	8,407	8,569,087

		16,560,881

Diversified REITs – 7.3%
British Land Co. PLC (The)	191,528	1,145,266
Broadstone Net Lease, Inc.	65,757	1,407,857
CapitaLand Integrated Commercial Trust(a)	977,800	1,897,651
Charter Hall Group	39,392	644,125
Essential Properties Realty Trust, Inc.	91,684	2,868,792
GPT Group (The)	274,990	990,482
Merlin Properties Socimi SA	78,060	1,356,692
Mirvac Group	1,121,184	1,406,157
Sekisui House Reit, Inc.	937	445,638
Stockland(b)	578,730	1,732,353

		13,895,013

Health Care REITs – 14.3%
Aedifica SA	12,230	988,970
Alexandria Real Estate Equities, Inc.	13,755	707,695
American Healthcare REIT, Inc.	68,700	3,819,720
Janus Living, Inc. - Class A	19,382	585,530
National Healthcare Properties, Inc.	163,062	2,493,218
Primary Health Properties PLC(b)	194,832	248,318
Ventas, Inc.	35,921	3,358,973
Welltower, Inc.	63,353	14,852,477

		27,054,901

Hotel & Resort REITs – 2.0%
Ryman Hospitality Properties, Inc.	17,651	2,359,056
Xenia Hotels & Resorts, Inc.(b)	71,366	1,468,712

		3,827,768

Industrial REITs – 14.8%
Americold Realty Trust, Inc.	42,458	598,233
CapitaLand Ascendas REIT(a) (b)	612,100	1,226,022
Dream Industrial Real Estate Investment Trust	38,840	398,693
Goodman Group	174,222	3,627,113
Industrial & Infrastructure Fund Investment Corp.(b)	826	730,857
Japan Logistics Fund, Inc.(b)	1,416	878,063
Nippon Prologis REIT, Inc.	1,150	653,552
Prologis, Inc.	97,934	14,162,236
Segro PLC	154,370	2,016,490
STAG Industrial, Inc.	51,600	1,974,216
Tritax Big Box REIT PLC	477,054	1,096,804
Warehouses De Pauw CVA	32,070	825,320

		28,187,599

Multi-Family Residential REITs – 6.0%
Advance Residence Investment Corp.(b)	411	381,339
Centerspace(b)	38,483	2,110,408
Equity Residential	68,253	4,535,412
Independence Realty Trust, Inc.	196,290	3,264,303
Killam Apartment Real Estate Investment Trust	75,930	1,006,911

		11,298,373

Office REITs – 4.3%
COPT Defense Properties	83,380	3,165,105
Cousins Properties, Inc.	35,310	1,114,030
Daiwa Office Investment Corp.	953	2,038,158
Great Portland Estates PLC	130,410	615,597
Nippon Building Fund, Inc.	1,564	1,319,244

		8,252,134

Company	Shares	U.S. $ Value

Other Specialized REITs – 3.6%
Iron Mountain, Inc.	26,597	$3,253,345
VICI Properties, Inc.	136,494	3,596,617

		6,849,962

Retail REITs – 13.9%
Acadia Realty Trust(b)	129,946	2,919,887
Brixmor Property Group, Inc.	119,394	3,762,105
Eurocommercial Properties NV	8,580	277,539
Fukuoka REIT Corp.	325	364,782
Hammerson PLC	132,452	685,444
Japan Metropolitan Fund Invest	1,161	857,592
Klepierre SA	21,750	987,907
Link REIT - Class H	204,434	1,019,000
NETSTREIT Corp.(b)	106,789	2,290,624
Realty Income Corp.	46,809	2,989,691
Scentre Group	914,536	2,510,872
Simon Property Group, Inc.	33,585	7,703,391

		26,368,834

Self-Storage REITs – 4.8%
CubeSmart	64,761	2,684,991
Extra Space Storage, Inc.	41,491	6,142,328
Safestore Holdings PLC	30,560	254,928

		9,082,247

Single-Family Residential REITs – 3.1%
Invitation Homes, Inc.	111,344	3,309,144
UMH Properties, Inc.	166,049	2,509,000

		5,818,144

		157,195,856

Real Estate Management & Development – 14.4%
Diversified Real Estate Activities – 6.1%
City Developments Ltd.	145,000	886,810
Mitsubishi Estate Co., Ltd.	105,300	2,556,386
Mitsui Fudosan Co., Ltd.	280,900	2,736,362
Sumitomo Realty & Development Co., Ltd.	98,600	2,210,052
Sun Hung Kai Properties Ltd. - Class H	164,500	2,581,803
UOL Group Ltd.	86,800	669,777

		11,641,190

Real Estate Development – 0.7%
Sino Land Co., Ltd. - Class H(b)	930,000	1,266,698

Real Estate Operating Companies – 6.3%
Azrieli Group Ltd.	7,190	949,165
CapitaLand Investment Ltd./Singapore(b)	223,300	462,755
Castellum AB(a)(b)	92,302	1,295,486
International Workplace Group PLC	150,355	400,996
LAMDA Development SA(a)	51,375	375,855
LEG Immobilien SE	8,378	503,003
Lumo Kodit Oyj(b)	27,150	246,641
Pandox AB	50,820	945,030
PSP Swiss Property AG (REG)	4,294	774,706
Sagax AB - Class B(b)	36,700	645,128
Shurgard Self Storage Ltd.	13,030	380,717
Swire Properties Ltd. - Class H	294,800	897,834
Swiss Prime Site AG (REG)(a)	12,643	2,062,074
TAG Immobilien AG	39,933	638,104
Vonovia SE	59,422	1,441,615

		12,019,109

Real Estate Services – 1.3%
Unibail-Rodamco-Westfield	19,467	2,371,829

		27,298,826

Company	Shares	U.S. $ Value

Health Care Equipment & Services – 1.9%
Health Care Facilities – 1.9%
Chartwell Retirement Residences	153,657	$2,476,094
Sonida Senior Living, Inc.(a)	26,366	1,064,132

		3,540,226

Materials – 0.4% Construction Materials – 0.4%
Eagle Materials, Inc.	4,164	853,370

Total Common Stocks (cost $142,885,099)		188,888,278

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.51%(c) (d) (e) (cost $716,617)	716,617	716,617

Total Investments Before Security Lending Collateral for Securities Loaned – 99.9% (cost $143,601,716)		189,604,895

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.9%
Investment Companies – 1.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.51%(c) (d) (e) (cost $3,605,729)	3,605,729	3,605,729

Total Investments – 101.8% (cost $147,207,445)(f)		193,210,624
Other assets less liabilities – (1.8)%		(3,357,986)

Net Assets – 100.0%		$189,852,638

Country Breakdown (% of Net Assets)

65.6%	United States
8.0%	Japan
5.7%	Australia
3.2%	United Kingdom
3.0%	Hong Kong
2.7%	Singapore
2.0%	Canada
1.8%	France
1.7%	Switzerland
1.5%	Sweden
1.4%	Germany
1.2%	Belgium
0.7%	Spain
1.0%	Others
2.3%	Short-Term Investments
-1.8%	Other assets less liabilities

100.0%	Total

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co., Inc.	EUR	879	USD	1,023	09/11/2026	$8,321
State Street Bank & Trust Co.	JPY	554,391	USD	3,439	08/27/2026	(51,606)
State Street Bank & Trust Co.	USD	4,166	JPY	669,928	08/27/2026	52,514
State Street Bank & Trust Co.	NOK	3,076	USD	311	09/10/2026	(12,956)
State Street Bank & Trust Co.	USD	543	NOK	5,277	09/10/2026	13,486
State Street Bank & Trust Co.	CHF	604	USD	761	09/11/2026	10,575
State Street Bank & Trust Co.	EUR	547	USD	627	09/11/2026	(4,913)
State Street Bank & Trust Co.	USD	607	EUR	532	09/11/2026	6,981
State Street Bank & Trust Co.	CAD	461	USD	326	10/08/2026	(4,184)
State Street Bank & Trust Co.	AUD	1,599	USD	1,112	10/09/2026	(11,585)
State Street Bank & Trust Co.	USD	1,111	AUD	1,599	10/09/2026	12,894
State Street Bank & Trust Co.	USD	389	NZD	681	10/09/2026	13,268

						$32,795

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)

As of July 31, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $48,532,172 and gross unrealized depreciation of investments was $(2,496,198), resulting in net unrealized appreciation of $46,035,974.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

USD – United States Dollar

Glossary:

REG – Registered Shares

REIT – Real Estate Investment Trust

AB Institutional Funds, Inc.

AB Global Real Estate Investment Fund II

July 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2026:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	$123,973,581	$33,222,275		$-0-	$157,195,856
Real Estate Management & Development	-0-	27,298,826		-0-	27,298,826
Health Care Equipment & Services	3,540,226	-0-		-0-	3,540,226
Materials	853,370	-0-		-0-	853,370
Short-Term Investments	716,617	-0-		-0-	716,617
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,605,729	-0-		-0-	3,605,729

Total Investments in Securities	132,689,523	60,521,101	(a)	-0-	193,210,624
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	-0-	118,039		-0-	118,039
Liabilities:
Forward Currency Exchange Contracts	-0-	(85,244)		-0-	(85,244)

Total	$132,689,523	$60,553,896		$-0-	$193,243,419

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2026 is as follows:

Fund	Market Value 10/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$577	$24,755	$24,615	$717	$23
AB Government Money Market Portfolio*	4,449	17,245	18,088	3,606	42
	$5,026	$42,000	$42,703	$4,323	$65

*	Investments of cash collateral for securities lending transactions.